34 Operating Segments	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating Segments

34  Operating Segments

Operating segments are business activities that generate revenues and incur expenses, whose operating results are regularly reviewed by the executive boards of the Company and subsidiaries and by key strategic decision-makers responsible for allocating funds and assessing performance.

34.1    Products and services from which the reportable segments have their revenues generated

The Company operates in reportable segments identified by Management, through the chief officers of each business area, taking into consideration the regulatory environments, the strategic business units and the different products and services. These segments are managed separately, since each business and each company require different technologies and strategies.

In the period ended December 31, 2019, all sales have been to customers within the Brazilian territory, in addition, all noncurrent assets are also located in the national territory.

The Company did not identify any customer who individually accounts for more than 10% of their total net revenue until December 31, 2019.

The Company evaluates the performance of each segment, based on information derived from the accounting records.

The accounting policies of the operating segments are the same as those described in Note 4.

34.2    Company’s reportable segments

The reportable segments of the Company, in accordance with IFRS 8, are:

Power generation and transmission (GET) - its attribution is to produce electricity from hydraulic, wind, and thermal projects (GER) and to provide services of transmission and transformation of electric power, being responsible for the construction, operation and maintenance of substations, as well for the energy transmission lines (TRA); for managers, the assets and liabilities of the generation and transmission segments are shown on an aggregate basis while their result is presented separately;

Power distribution (DIS) - its attribution is to provide public electricity distribution services, being responsible for the operation and maintenance of the distribution infrastructure, as well as providing related services;

Telecommunications (TEL) - its attribution is to provide telecommunications and general communication services;

GAS - its attribution is to provide public service of piped natural gas distribution;

Power sale (COM) - its attribution is to trade energy and related services; and

Holding Company (HOL) - its attribution is to participate in other companies.

34.3    Assets by reportable segment

ASSETS	Electric Energy			TEL	GAS	HOL	Intersegment operations	Total
12.31.2019	GET	DIS	COM
TOTAL ASSETS	19,457,551	13,434,522	690,372	1,527,098	904,993	3,183,677	(885,662)	38,312,550
CURRENT ASSETS	2,039,443	4,631,991	229,630	528,754	313,896	1,127,469	(961,987)	7,909,196
NON-CURRENT ASSETS	17,418,108	8,802,531	460,742	998,344	591,097	2,056,208	76,325	30,403,354
Long term assets	5,054,560	3,051,058	460,312	137,770	576,190	1,879,619	(296,879)	10,862,630
Investments	2,371,374	813	247	-	-	150,746	-	2,523,179
Property, plant and equipment	9,735,093	-	53	833,974	-	22,983	-	10,592,103
Intangible assets	233,973	5,703,686	123	19,844	-	1,781	373,204	6,332,611
Right-of-use asset	23,108	46,974	7	6,756	14,907	1,079	-	92,831

ASSETS	Electric Energy			TEL	GAS	HOL	Intersegment operations	Total
12.31.2018	GET	DIS	COM
TOTAL ASSETS	18,573,953	12,331,603	227,287	1,264,748	675,286	3,359,407	(502,184)	35,930,100
CURRENT ASSETS	1,722,519	3,971,915	181,077	88,239	204,725	1,214,523	(705,152)	6,677,846
NON-CURRENT ASSETS	16,851,434	8,359,688	46,210	1,176,509	470,561	2,144,884	202,968	29,252,254
Long term assets	4,660,867	2,968,282	43,564	88,798	466,942	1,950,280	(164,473)	10,014,260
Investments	2,212,271	1,343	2,442	-	-	152,178	-	2,368,234
Property, plant and equipment	9,728,872	-	51	1,071,489	-	40,251	-	10,840,663
Intangible assets	249,424	5,390,063	153	16,222	3,619	2,175	367,441	6,029,097

34.4    Statement of income by reportable segment

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Intersegment operations	Total
	GET		DIS	COM
12.31.2019	GER	TRA
NET OPERATING REVENUES	3,368,375	871,510	10,401,301	1,810,901	418,030	866,884	-	(1,492,727)	16,244,274
Net operating revenues - third-parties	2,233,367	643,596	10,352,690	1,773,765	375,030	865,826	-	-	16,244,274
Net operating revenues - between segments	1,135,008	227,914	48,611	37,136	43,000	1,058	-	(1,492,727)	-
OPERATING COSTS AND EXPENSES	(1,659,225)	(479,538)	(9,579,915)	(1,608,245)	(604,616)	(662,306)	(59,232)	1,492,727	(13,160,350)
Energy purchased for resale	(262,288)	-	(5,424,207)	(1,590,272)	-	-	-	1,171,493	(6,105,274)
Charges for use of the main transmission grid	(451,107)	-	(1,044,135)	-	-	-	-	245,967	(1,249,275)
Personnel and management	(217,792)	(139,662)	(822,772)	(13,041)	(73,890)	(36,932)	(21,293)	-	(1,325,382)
Pension and healthcare plans	(37,955)	(25,027)	(155,784)	(1,481)	(11,384)	(4,122)	(2,573)	-	(238,326)
Materials and supplies	(10,987)	(3,766)	(64,419)	(15)	(1,955)	(217)	(793)	-	(82,152)
Raw materials and supplies for generation	(50,388)	-	-	-	-	-	-	1,036	(49,352)
Natural gas and supplies for gas business	-	-	-	-	-	(585,233)	-	-	(585,233)
Third party services	(108,309)	(38,092)	(397,390)	(1,718)	(87,113)	(12,971)	(16,734)	49,206	(613,121)
Depreciation and amortization	(551,576)	(12,987)	(343,597)	(44)	(152,863)	(30,480)	(2,289)	-	(1,093,836)
Provision (reversal) for litigations	(45,212)	(24,398)	(164,705)	(156)	(14,072)	(292)	(9,086)	-	(257,921)
Impairment of assets	117,648	-	-	-	-	-	3,041	-	120,689
Other estimated losses, provisions and reversals	43,207	(41,350)	(137,680)	(4)	(100,691)	(1,063)	(2)	-	(237,583)
Construction cost	-	(175,220)	(904,023)	-	-	(12,153)	-	-	(1,091,396)
Other operating costs and expenses, net	(84,466)	(19,036)	(121,203)	(1,514)	(162,648)	21,157	(9,503)	25,025	(352,188)
EQUITY IN EARNINGS OF INVESTEES	14,840	85,752	-	(280)	-	-	6,445	-	106,757
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,723,990	477,724	821,386	202,376	(186,586)	204,578	(52,787)	-	3,190,681
Financial income	80,632	20,637	355,152	3,004	20,760	53,625	217,057	(626)	750,241
Financial expenses	(457,528)	(138,947)	(273,909)	(220)	(53,857)	(10,439)	(304,453)	626	(1,238,727)
OPERATING PROFIT (LOSS)	1,347,094	359,414	902,629	205,160	(219,683)	247,764	(140,183)	-	2,702,195
Income tax and social contribution	(289,831)	(54,695)	(201,236)	(69,854)	68,644	(74,791)	(17,563)	-	(639,326)
NET INCOME (LOSS)	1,057,263	304,719	701,393	135,306	(151,039)	172,973	(157,746)	-	2,062,869

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Intersegment operations	Total
	GET		DIS	COM
12.31.2018	GER	TRA
NET OPERATING REVENUES	3,007,565	904,826	9,972,442	1,341,162	421,408	588,532	-	(1,301,155)	14,934,780
Net operating revenues - third-parties	2,116,875	680,567	9,932,267	1,341,162	364,741	582,895	-	(83,727)	14,934,780
Net operating revenues - between segments	890,690	224,259	40,175	-	56,667	5,637	-	(1,217,428)	-
OPERATING COSTS AND EXPENSES	(1,619,431)	(561,850)	(9,474,473)	(1,354,578)	(369,201)	(515,594)	(57,993)	1,276,499	(12,676,621)
Energy purchased for resale	(417,918)	-	(5,577,719)	(1,338,473)	-	-	-	972,932	(6,361,178)
Charges for use of the main transmission grid	(408,347)	-	(1,012,062)	-	-	-	-	243,629	(1,176,780)
Personnel and management	(214,855)	(147,139)	(837,728)	(13,734)	(92,472)	(34,896)	(16,961)	-	(1,357,785)
Pension and healthcare plans	(36,379)	(25,884)	(159,842)	(1,507)	(13,892)	(3,881)	(2,365)	-	(243,750)
Materials and supplies	(11,637)	(5,054)	(60,379)	(65)	(1,763)	(2,110)	(749)	-	(81,757)
Raw materials and supplies for generation	(25,367)	-	-	-	-	-	-	5,638	(19,729)
Natural gas and supplies for gas business	-	-	-	-	-	(412,618)	-	-	(412,618)
Third party services	(119,668)	(33,489)	(339,399)	(1,700)	(91,127)	(17,034)	(32,311)	62,501	(572,227)
Depreciation and amortization	(353,916)	(11,386)	(301,581)	(16)	(58,209)	(22,759)	(1,312)	-	(749,179)
Provision (reversal) for litigations	18,059	7,879	(222,057)	9	(12,844)	(154)	(10,528)	-	(219,636)
Impairment of assets	22,312	-	-	-	-	-	1,648	(5,040)	18,920
Other estimated losses, provisions and reversals	55,457	(49,486)	(77,985)	(935)	(12,749)	(6,017)	(14,266)	-	(105,981)
Construction cost	-	(277,259)	(741,855)	-	-	(13,478)	-	(19,616)	(1,052,208)
Other operating costs and expenses, net	(127,172)	(20,032)	(143,866)	1,843	(86,145)	(2,647)	18,851	16,455	(342,713)
EQUITY IN EARNINGS OF INVESTEES	5,514	123,676	-	(15)	-	-	6,713	-	135,888
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,393,648	466,652	497,969	(13,431)	52,207	72,938	(51,280)	(24,656)	2,394,047
Financial income	119,196	29,163	335,377	6,065	16,808	29,454	305,344	(27,492)	813,915
Financial expenses	(517,832)	(136,455)	(308,319)	(104)	(41,713)	(31,865)	(243,169)	27,492	(1,251,965)
OPERATING PROFIT (LOSS)	995,012	359,360	525,027	(7,470)	27,302	70,527	10,895	(24,656)	1,955,997
Income tax and social contribution	(327,598)	(75,361)	(148,244)	2,632	(2,853)	(10,909)	41,957	8,383	(511,993)
NET INCOME (LOSS)	667,414	283,999	376,783	(4,838)	24,449	59,618	52,852	(16,273)	1,444,004

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Intersegment operations	Total
	GET		DIS	COM
12.31.2017	GER	TRA
NET OPERATING REVENUES	3,176,811	819,623	9,358,664	664,495	380,550	515,563	-	(891,133)	14,024,573
Net operating revenues - third-parties	2,851,644	640,199	9,324,633	664,495	306,473	510,010	-	(272,881)	14,024,573
Net operating revenues - between segments	325,167	179,424	34,031	-	74,077	5,553	-	(618,252)	-
OPERATING COSTS AND EXPENSES	(1,768,390)	(546,510)	(9,071,359)	(654,445)	(286,363)	(309,213)	(139,784)	891,133	(11,884,931)
Energy purchased for resale	(290,019)	-	(5,717,970)	(654,026)	-	-	-	596,565	(6,065,450)
Charges for use of the main transmission grid	(352,958)	-	(554,805)	-	-	-	-	195,733	(712,030)
Personnel and management	(218,456)	(122,515)	(822,963)	(12,993)	(107,874)	(35,761)	(22,782)	-	(1,343,344)
Pension and healthcare plans	(38,782)	(22,733)	(154,285)	(1,415)	(14,800)	(3,577)	(2,005)	-	(237,597)
Materials and supplies	(12,463)	(4,732)	(60,320)	(27)	(2,978)	(1,936)	(668)	-	(83,124)
Raw materials and supplies for generation	(102,719)	-	-	-	-	-	-	5,359	(97,360)
Natural gas and supplies for gas business	-	-	-	-	-	(309,542)	-	-	(309,542)
Third party services	(120,993)	(24,609)	(347,393)	(1,280)	(67,612)	(22,670)	(15,089)	78,131	(521,515)
Depreciation and amortization	(368,987)	(7,201)	(285,835)	(9)	(39,553)	(28,753)	(1,261)	-	(731,599)
Provision (reversal) for litigations	(39,733)	(81,210)	(168,600)	(156)	(3,648)	854	(93,880)	-	(386,373)
Impairment of assets	3,886	-	-	-	-	123,586	(4,690)	-	122,782
Other estimated losses, provisions and reversals	(9,397)	1,107	(83,916)	-	(8,309)	(1,433)	-	-	(101,948)
Construction cost	-	(272,216)	(717,351)	-	-	(14,314)	-	-	(1,003,881)
Other operating costs and expenses, net	(217,769)	(12,401)	(157,921)	15,461	(41,589)	(15,667)	591	15,345	(413,950)
EQUITY IN EARNINGS OF INVESTEES	(5,777)	93,145	-	(564)	-	-	14,935	-	101,739
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,302,644	366,258	287,305	9,486	94,187	206,350	(124,849)	-	2,141,381
Financial income	73,433	13,313	380,597	6,515	11,828	38,821	186,660	(11,857)	699,310
Financial expenses	(565,837)	(123,707)	(343,540)	(322)	(30,691)	(64,433)	(331,077)	11,857	(1,447,750)
OPERATING PROFIT (LOSS)	810,240	255,864	324,362	15,679	75,324	180,738	(269,266)	-	1,392,941
Income tax and social contribution	(191,899)	(30,515)	22,893	(2,638)	(21,272)	(66,785)	15,530	-	(274,686)
NET INCOME (LOSS)	618,341	225,349	347,255	13,041	54,052	113,953	(253,736)	-	1,118,255

 34.5    Additions to noncurrent assets by reportable segment

	Electric Energy			TEL	GAS	HOL	Total
12.31.2019	GET	DIS	COM
Contract assets	-	917,577	-	-	17,590	-	935,167
Property, plant and equipment	522,744	-	14	59,216	-	285	582,259
Intangible assets	4,272	-	3	486	-	271	5,032
Right-of-use asset	33,461	66,621	8	9,950	16,933	402	127,375
IFRS 16 Initial adoption (Note 27.1)	32,919	60,494	-	9,868	14,356	385	118,022
Additions for the period	542	6,127	8	82	2,577	17	9,353

	Electric Energy			TEL	GAS	HOL	Total
12.31.2018	GET	DIS	COM
Contract assets	-	797,832	-	-	15,618	-	813,450
Property, plant and equipment	1,160,967	-	4	308,242	-	267	1,469,480
Intangible assets	6,351	-	-	1,235	-	3	7,589

	Electric Energy			TEL	GAS	HOL	Total
12.31.2017	GET	DIS	COM
Property, plant and equipment	1,077,088	-	7	238,944	-	376	1,316,415
Intangible assets	3,996	757,709	101	2,200	13,745	635	778,386